Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(2)	Total Stockholder Return ($)(4)	Peer Group Total Stockholder Return ($)(4)	Net Income (Loss) ($ in 000’s)(5)	NFFO Per Share ($)(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	5,430,306	6,850,721	2,565,181	3,246,204	134.60	113.54	53,735	1.41
2022	3,938,909	2,915,967	1,511,853	483,338	105.83	99.82	(7,506)	1.49
2021	6,727,006	7,030,740	4,340,601	4,579,656	122.62	132.23	71,982	1.49
2020	3,709,949	4,312,813	1,709,846	1,950,822	113.67	92.43	80,867	1.38

Company Selected Measure Name	normalized funds from operations, or NFFO
Named Executive Officers, Footnote	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Sedgwick for 2023 and 2022 and for Mr. Stapley for 2021 and 2020 in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation Tables — Summary Compensation Table —
2021-2023” for further detail on the total compensation paid to our named executive officers for the applicable years covered by the Summary Compensation Table.
	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s Non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, William M. Wagner and James B. Callister, (ii) for 2022, Gregory K. Stapley, William M. Wagner, James B. Callister and Mark D. Lamb; and (iii) for 2021 and 2020, David M. Sedgwick, William M. Wagner and Mark D. Lamb.
PEO Total Compensation Amount	$ 5,430,306	$ 3,938,909	$ 6,727,006	$ 3,709,949
PEO Actually Paid Compensation Amount	$ 6,850,721	2,915,967	7,030,740	4,312,813
Adjustment To PEO Compensation, Footnote

	2020		2021		2022		2023
Adjustments (a)	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Reported Summary Compensation Table Total	$3,709,949	$1,709,846	$6,727,006	$4,340,601	$3,938,909	$1,511,853	$5,430,306	$2,565,181
Deduction for Amounts Reported under “Stock Awards” Column in the Summary Compensation Table for Fiscal Year	(1,829,624)	(759,738)	(4,477,306)	(3,223,026)	(1,957,759)	(604,779)	(2,788,376)	(1,222,239)
Increase at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	2,129,191	884,124	4,619,799	3,397,044	1,839,474	568,763	2,777,535	1,218,873
Increase for Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—	—	—	—	—
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	161,634	63,726	99,117	40,230	(691,447)	(355,498)	1,091,253	540,113
Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	141,663	52,864	62,124	24,807	(148,030)	(598,019)	638,621	321,613
Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—	(65,180)	(38,982)	(298,618)	(177,337)

Increase Based on Dividends or Other Earnings Paid on Outstanding and Unvested Stock Awards	—	—	—	—	—	—	—	—
Increase Based on Incremental Fair Value of Options/SARs Modified During Applicable Fiscal Year	—	—	—	—	—	—	—	—
Increase for Service Cost and, If Applicable, Prior Service Cost for Pension Plans	—	—	—	—	—	—	—	—
Compensation Actually Paid	$4,312,813	$1,950,822	$7,030,740	$4,579,656	$2,915,967	$483,338	$6,850,721	$3,246,204
(a)    In making each of the adjustments, the “value” of a stock award is the fair value of the award on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions we then used to calculate the fair value of our equity awards for financial statement reporting purposes. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our Annual Report on Form 10-K each fiscal year and the footnotes to the Summary Compensation Table that appears in our annual Proxy Statement.

Non-PEO NEO Average Total Compensation Amount	$ 2,565,181	1,511,853	4,340,601	1,709,846
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,246,204	483,338	4,579,656	1,950,822
Adjustment to Non-PEO NEO Compensation Footnote

	2020		2021		2022		2023
Adjustments (a)	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Reported Summary Compensation Table Total	$3,709,949	$1,709,846	$6,727,006	$4,340,601	$3,938,909	$1,511,853	$5,430,306	$2,565,181
Deduction for Amounts Reported under “Stock Awards” Column in the Summary Compensation Table for Fiscal Year	(1,829,624)	(759,738)	(4,477,306)	(3,223,026)	(1,957,759)	(604,779)	(2,788,376)	(1,222,239)
Increase at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	2,129,191	884,124	4,619,799	3,397,044	1,839,474	568,763	2,777,535	1,218,873
Increase for Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—	—	—	—	—
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	161,634	63,726	99,117	40,230	(691,447)	(355,498)	1,091,253	540,113
Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	141,663	52,864	62,124	24,807	(148,030)	(598,019)	638,621	321,613
Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—	(65,180)	(38,982)	(298,618)	(177,337)

Increase Based on Dividends or Other Earnings Paid on Outstanding and Unvested Stock Awards	—	—	—	—	—	—	—	—
Increase Based on Incremental Fair Value of Options/SARs Modified During Applicable Fiscal Year	—	—	—	—	—	—	—	—
Increase for Service Cost and, If Applicable, Prior Service Cost for Pension Plans	—	—	—	—	—	—	—	—
Compensation Actually Paid	$4,312,813	$1,950,822	$7,030,740	$4,579,656	$2,915,967	$483,338	$6,850,721	$3,246,204
(a)    In making each of the adjustments, the “value” of a stock award is the fair value of the award on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions we then used to calculate the fair value of our equity awards for financial statement reporting purposes. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our Annual Report on Form 10-K each fiscal year and the footnotes to the Summary Compensation Table that appears in our annual Proxy Statement.

Compensation Actually Paid vs. Total Shareholder Return
The following chart illustrates the Compensation Actually Paid for our PEO and the average Compensation Actually Paid for our Non-PEO NEOs as presented in the table above for each of the last four fiscal years against our total stockholder return and the total stockholder return for the RMS (each calculated as described above in footnote (4) of the table above) over that period of time.

Compensation Actually Paid vs. Net Income
The following chart illustrates the Compensation Actually Paid for our PEO and the average Compensation Actually Paid for our Non-PEO NEOs as reported in the table above for each of the last four fiscal years against our net income (loss) in each of those years.

Compensation Actually Paid vs. Company Selected Measure
The following chart illustrates the Compensation Actually Paid for our PEO and the average Compensation Actually Paid for our Non-PEO NEOs as reported in the table above for each of the last four fiscal years against our NFFO in each of those years.

Total Shareholder Return Amount	$ 134.60	105.83	122.62	113.67
Peer Group Total Shareholder Return Amount	113.54	99.82	132.23	92.43
Net Income (Loss)	$ 53,735	$ (7,506)	$ 71,982	$ 80,867
Company Selected Measure Amount | $ / shares	1.41	1.49	1.49	1.38
PEO Name	Mr. Sedgwick	Mr. Sedgwick	Mr. Stapley	Mr. Stapley
Additional 402(v) Disclosure	The dollar amounts reported in columns (c) and (e) represent the amount of “compensation actually paid” to our PEO and the average of our non-PEO NEOs in each applicable year, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned or paid during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation for each year to determine the compensation actually paid:Total stockholder return represents cumulative total stockholder return on a fixed investment of $100 in our common stock for the period beginning on the last trading day of 2019 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends before consideration of income taxes. Peer total stockholder return represents cumulative total stockholder return on a fixed investment of $100 in the MSCI U.S. Total Return Index (RMS) for the period beginning on the last trading day of 2019 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends before consideration of income taxes. Represents our net income (loss) reported in our audited financial statements for the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	NFFO per share
Non-GAAP Measure Description	Represents our normalized funds from operations, or NFFO, per share. NFFO is an important supplemental measure not computed in accordance with GAAP. We define NFFO as FFO defined in accordance with Nareit’s definition (calculated as net income computed in accordance with GAAP, excluding gains or losses from real estate dispositions, real estate depreciation and amortization and impairment charges, and adjustments for unconsolidated partnerships and joint ventures), and adjusted for certain revenue and expense items that we do not believe are indicative of our ongoing operating results, such as provision for loan losses, provision for doubtful accounts and lease restructuring, effect of the senior unsecured notes payable redemption, recovery of previously reversed rent, lease termination revenue, accelerated amortization of stock-based compensation, non-routine transaction costs, loss on extinguishment of debt, unrealized loss on other real estate related investments and property operating expenses.
Measure:: 2
Pay vs Performance Disclosure
Name	Average Quarterly Net Debt to Normalized Run Rate EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Capital Deployment
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Stock Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,788,376)	$ (1,957,759)	$ (4,477,306)	$ (1,829,624)
PEO | Stock Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,777,535	1,839,474	4,619,799	2,129,191
PEO | Stock Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Stock Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,091,253	(691,447)	99,117	161,634
PEO | Stock Awards Granted In Prior Years For Which Applicable Vesting Conditions Were Satisfied During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	638,621	(148,030)	62,124	141,663
PEO | Stock Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(298,618)	(65,180)	0	0
PEO | Stock Awards, Value Of Dividends Or Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Adjustment Of Fair Value Of Options/SARs Modified During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Adjustment For Service Costs For Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Stock Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,222,239)	(604,779)	(3,223,026)	(759,738)
Non-PEO NEO | Stock Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,218,873	568,763	3,397,044	884,124
Non-PEO NEO | Stock Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Stock Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	540,113	(355,498)	40,230	63,726
Non-PEO NEO | Stock Awards Granted In Prior Years For Which Applicable Vesting Conditions Were Satisfied During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	321,613	(598,019)	24,807	52,864
Non-PEO NEO | Stock Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(177,337)	(38,982)	0	0
Non-PEO NEO | Stock Awards, Value Of Dividends Or Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Adjustment Of Fair Value Of Options/SARs Modified During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Adjustment For Service Costs For Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0